Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Reportable legal entities [Member] - Parent company [Member]	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 ¥ / shares shares
Class A Ordinary Shares
Condensed Financial Information of the Parent Company [Line Items]
Ordinary shares par or stated value per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares authorized (in Shares)	5,000,000,000	5,000,000,000	3,000,000,000
Ordinary shares issued (in Shares)	3,682,264,509	3,682,264,509	890,653,509
Ordinary shares outstanding (in Shares)	3,682,264,509	3,682,264,509	890,653,509
Class B Ordinary Shares
Condensed Financial Information of the Parent Company [Line Items]
Ordinary shares authorized (in Shares)	6,296,630	6,296,630	6,296,630
Ordinary shares issued (in Shares)	6,296,630	6,296,630	6,296,630
Ordinary shares outstanding (in Shares)	6,296,630	6,296,630	6,296,630
Class C Ordinary Shares
Condensed Financial Information of the Parent Company [Line Items]
Ordinary shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares issued (in Shares)	500,000,000	500,000,000
Ordinary shares outstanding (in Shares)	500,000,000	500,000,000
Undesignated Ordinary Shares
Condensed Financial Information of the Parent Company [Line Items]
Ordinary shares authorized (in Shares)	19,993,703,370	19,993,703,370	890,653,509
Ordinary shares issued (in Shares)
Ordinary shares outstanding (in Shares)